FINANCE COSTS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCE COSTS

	2026	2025	2024
	HK$	HK$	HK$

Interest on bank borrowings	305,133	98,570	123,841
Interest on other borrowings	261,449	2,330,010	2,330,008
Interest on lease liabilities	9,780	16,621	58,174

Total	576,362	2,445,201	2,512,023